Provisions and other long-term liabilities	12 Months Ended
Dec. 31, 2022
Provisions and other long-term liabilities
Provisions and other long-term liabilities

Note 29     Provisions and other long-term liabilities

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation	Income	Other	Total
As of January 1, 2021	64,040	3,828	14,502	82,370
Addition to provision / changes in estimates	(651)	(46)	59	(638)
Exchange difference	(668)	(228)	(1,079)	(1,975)
Foreign currency translation	(651)	—	(2)	(653)
Amortization	—	(223)	—	(223)
Unwinding of discount	3,140	—	486	3,626
Amounts used during the year	(170)	—	(291)	(461)
Liabilities associated with assets held for sale	(19,198)	—	—	(19,198)
As of December 31, 2021	45,842	3,331	13,675	62,848
Addition to provision / changes in estimates	(4,942)	—	(2,670)	(7,612)
Exchange difference	(669)	(167)	(1,147)	(1,983)
Foreign currency translation	(577)	—	14	(563)
Amortization	—	(2,407)	—	(2,407)
Unwinding of discount	2,641	—	547	3,188
Amounts used during the year	(1,392)	—	(132)	(1,524)
As of December 31, 2022	40,903	757	10,287	51,947

The provision for asset retirement obligation relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).

Deferred income relates to government grants and other contributions relating to the purchase of property, plant and equipment in Colombia. The amortization is in line with the related assets.

Other includes the provision for an environmental contingency in the United Kingdom and other environmental obligations in Colombia and Peru.

Environmental contingency in the United Kingdom

On January 8, 2020, Amerisur received a copy of a claim form issued in the High Court of England and Wales (the “Court”) by Leigh Day solicitors on behalf of a group of claimants (the “Claimants”) described as members of a farming community in the department of Putumayo in Colombia. The claim stated that the Claimants seek compensation for economic and non-economic damages said to be caused by alleged environmental contamination and pollution caused by Amerisur’s operations in the region. Amerisur stated that the accusations of environmental damage referenced in the claim were being investigated by Colombian authorities and to-date had been deemed to be without merit. Following court hearings held in January and February 2020, an interim freezing order was imposed on Amerisur for an amount of GBP 4,465,600 of its assets located in the United Kingdom. On November 10, 2020, the freezing order was discharged by agreement between the parties as Amerisur provided alternative security in the form of a letter of credit from an international bank in the UK.

On January 12, 2021 a hearing was held, where the Court ordered the Claimants to serve the Group Particulars of Claim (the “GPoC”) by February 26, 2021. During April and May 2021, the general pollution claims were struck out by the Court leaving only the claims arising from the attack on the oil-trucks on 2015. Amerisur presented its defence to the GPoC on May 21, 2021. A case management conference was held on July 7, 2021, after which the Court ordered on July 15, 2021 among others: i) to schedule a preliminary issues trial on two Colombian law issues, namely, limitation period for bringing the claims and limitation of parent company liability; and ii) to schedule a costs management conference. The costs management conference was held on October 26, 2021. The Court made a costs award in Amerisur’s favour in respect of all the general pollution claims which is enforceable against the 102 Claimants whose claims had been discontinued or struck out by the Court but only after the conclusion of the proceedings and when those costs have been either assessed or agreed.

In July 2022, the preliminary issues trial hearing was held, with experts from both parties addressing their written opinions on the two Colombian law issues. On January 26, 2023, the Court ruled in favor of the Claimants in respect of the two issues, allowing the claims to continue before the Courts in London. Amerisur requested permission to appeal before the Court on the same day. On February 6, 2023, the Court issued its ruling on the written submissions, and reply submissions, filed by the parties on costs and permission to appeal, ordering Amerisur to pay the sum of GBP 330,022 (equivalent to US$ 397,089), and refusing permission to appeal. Consequently, on February 23, 2023, Amerisur requested permission to appeal before the court of appeal.

GeoPark has recognized a provision in its Consolidated Financial Statements for GBP 4,465,600 (equivalent to US$ 5,384,000 as of December 31, 2022) related to this contingent liability, which was originally recognized at the moment of the acquisition of Amerisur in 2020.